GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of total revenues attributed to geographic areas
The following table presents the total revenues for the years ended December 31, 2016, 2017 and 2018, allocated to the geographic areas in which they were generated:

	Year ended December 31,
	2016	2017	2018

North America (mainly U.S.)	$253,960	$213,471	$197,440
Europe	47,012	48,146	46,858
Other	11,822	12,369	8,547

	$312,794	$273,986	$252,845

Schedule of property and equipment attributed to geographic areas
The following table presents the locations of the Company’s property and equipment as of December 31, 2017 and 2018:

	December 31,
	2017	2018

Israel	$12,229	$11,193
U.S.	4,064	3,997
Europe	1,183	459

	17,476	$15,649